RESEARCH AND DEVELOPMENT EXPENSES: (Tables)	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of research and development expenses
	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Salaries and related expenses	18,660	16,508	16,048
Development tools and subcontractors	10,477	15,238	14,814
Government support and grants	(12,295)	(13,802)	(14,225)
Total	16,842	17,944	16,637